Right of use assets	12 Months Ended
Mar. 31, 2025
Disclosure of quantitative information about right-of-use assets [abstract]
Right of use assets
7.
Right of use assets

	Leasehold land	Building	Total

Cost
As at April 1, 2022	8,009	496	8,505
Additions during the year	3,072	704	3,776
Disposals and adjustments during the year	(216)	—	(216)
As at March 31, 2023	10,865	1,200	12,065
Additions during the year	3,234	19	3,253
Disposals and adjustments during the year	(445)	—	(445)
As at March 31, 2024	13,654	1,219	14,873
Additions during the year	2,072	391	2,463
Disposals and adjustments during the year	(235)	—	(235)
As at March 31, 2025	15,491	1,610	17,101

Accumulated depreciation
As at April 1, 2022	602	408	1,010
Charge for the year (refer Note 32)	315	90	405
Capitalised during the year	—	34	34
Disposal and adjustment during the year	(2)	—	(2)
As at March 31, 2023	915	532	1,447
Charge for the year (refer Note 32)	341	129	470
Capitalised during the year	16	92	108
Disposals and adjustments during the year	(50)	—	(50)
As at March 31, 2024	1,222	753	1,975
Charge for the year (refer Note 32)	18	79	97
Capitalised during the year	386	172	558
Disposals and adjustments during the year	(35)	—	(35)
As at March 31, 2025	1,591	1,004	2,595

Net book value
As at April 1, 2023 (INR)	9,950	668	10,618
As at March 31, 2024 (INR)	12,432	466	12,898
As at March 31, 2025 (INR)	13,900	606	14,506
As at March 31, 2025 (USD)	163	7	170